Summary Prospectus, Statutory Prospectus and Statements of Additional Information Supplement dated April 21, 2020
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:
Invesco All Cap Market Neutral Fund
Invesco Global Market Neutral Fund
Invesco Global Responsibility Equity Fund
Invesco Long/Short Equity Fund
Invesco Low Volatility Emerging Markets Fund
This supplement amends each Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.
Michael Abata no longer serves as a Portfolio Manager to the Fund. Therefore, all references to Mr. Abata in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.
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